Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at the beginning of the year		$ 52		$ 47		$ 76
Increases charged to expenses		62		74	[1]	20
Decreases charged to income		(8)		(8)	[1]	(2)
Applications due to utilization		(20)		(49)	[1]	(3)
Net exchange and translation differences		(12)		(5)		(42)
Result from net monetary position	[2]			(6)		(2)
Reclassifications				(1)
Balance at the end of the year		74		52		47
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at the beginning of the year		9	[3]	12	[3]	55
Net exchange and translation differences		(2)		(3)		(43)
Balance at the end of the year	[3]	$ 7		$ 9		$ 12

[1]	Mainly including credits with CAMMESA, see Note 36.
[2]	Includes the adjustment for inflation of opening balances of the provision for doubtful trade receivables of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.
[3]	Mainly including credits with distributors of natural gas for the accumulated daily differences pursuant to Decree No. 1,053/2018, see Note 35.c.1).